Financial Assets (Details) - Schedule of Financial Assets - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets - Schedule of Financial Assets [Line Items]
Nature of risk hedged	Interest rate	Interest rate
Hedged item	Loans and borrowings	Loans and borrowings
Range of rates for hedged item	IBR 3M	IBR 3M and IBR 1M
Range of rates for hedge instruments	9.012%
Fair value	$ 2,378	$ 14,480
Top of range [member]
Financial Assets - Schedule of Financial Assets [Line Items]
Range of rates for hedge instruments		9.00%
Bottom of range [member]
Financial Assets - Schedule of Financial Assets [Line Items]
Range of rates for hedge instruments		3.90%